Segmental analysis - Schedule of operating profit/(loss) by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Operating profit	£ 2,359	£ 1,526
Share of post-tax results of joint ventures and associates	89	39
Finance income	121	208
Finance costs	(839)	(947)
Profit before tax	1,730	826
UK
Disclosure of operating segments [line items]
Operating profit	1,859	1,498
US
Disclosure of operating segments [line items]
Operating profit	500	28
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit	1,147	810
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit	477	488
Operating segments | New England
Disclosure of operating segments [line items]
Operating profit	65	61
Operating segments | New York
Disclosure of operating segments [line items]
Operating profit	377	78
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit	217	126
Operating segments | Other
Disclosure of operating segments [line items]
Operating profit	76	(37)
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit	2,150	1,615
Share of post-tax results of joint ventures and associates	89	39
Finance income	121	206
Finance costs	(843)	(884)
Profit before tax	1,517	976
Before exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit	1,713	1,476
Before exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit	437	139
Before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit	1,147	813
Before exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit	477	488
Before exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit	92	81
Before exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit	373	73
Before exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit	127	187
Before exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit	(66)	(27)
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit	209	(89)
Share of post-tax results of joint ventures and associates	0	0
Finance income	0	2
Finance costs	4	(63)
Profit before tax	213	(150)
Exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit	146	22
Exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit	63	(111)
Exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit	0	(3)
Exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit	0	0
Exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit	(27)	(20)
Exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit	4	5
Exceptional items and remeasurements | Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Operating profit	90	(61)
Exceptional items and remeasurements | Operating segments | Other
Disclosure of operating segments [line items]
Operating profit	£ 142	£ (10)